Taxes - Summary of Reconciliation of Deferred Tax Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	$ 2,658	$ 2,393
Deferred tax liabilities	1,182	1,497
PRRT
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,408	1,448
Deferred tax liabilities	128	174
PRRT | Production and growth assets
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	586	784
Deferred tax liabilities	903	990
PRRT | Augmentation for current year
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	269	264
Deferred tax liabilities	0	(2)
PRRT | Provisions
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	546	470
Deferred tax liabilities	(968)	(935)
PRRT | Other
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	7	(70)
Deferred tax liabilities	193	121
Income tax
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,250	945
Deferred tax liabilities	1,054	1,323
Income tax | Property, plant and equipment
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(1,010)	(1,291)
Deferred tax liabilities	2,433	2,386
Income tax | Exploration and evaluation assets
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	55	51
Deferred tax liabilities	169	153
Income tax | Lease assets and liabilities
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	82	58
Deferred tax liabilities	(24)	(24)
Income tax | Unused tax losses and tax credits
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,823	1,684
Income tax | Derivatives
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(149)	11
Deferred tax liabilities	(13)	(67)
Income tax | Provisions
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	422	412
Deferred tax liabilities	(1,803)	(1,615)
Income tax | Investments
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(33)	0
Income tax | PRRT assets and liabilities
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities	351	369
Income tax | Assets held for sale
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities	0	0
Income tax | Intangible assets
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities	4	160
Income tax | Other
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	60	20
Deferred tax liabilities	$ (63)	$ (39)